UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
       This Amendment (Check only one):   [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Capital Returns Management, LLC
Address:   717 5th Avenue
           14th Floor
           New York, New York 10022


Form 13F File Number:  028-14847
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald D. Bobman
Title:      President
Phone:      212-813-0860

Signature, Place and Date of Signing:


       /s/ Ronald D. Bobman              New York, NY            May 15, 2012
---------------------------------  ------------------------   -----------------
           [Signature]                   [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                          ----------------------

Form 13F Information Table Entry Total:               19
                                          ----------------------

Form 13F Information Table Value Total:            $70,531
                                          ----------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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

                                                CAPITAL RETURNS MANAGEMENT, LLC
                                                  FORM 13F INFORMATION TABLE
                                                 QUARTER ENDED MARCH 31, 2012

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                                                       VALUE   SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ACE LTD                       SHS            H0023R105    5,808   79,350  SH       SOLE                 79,350
ALLSTATE CORP                 COM            020002101    4,938  150,000  SH       SOLE                150,000
ALTERRA CAPITAL HOLDINGS LIM  COM            G0229R108    2,616  113,851  SH       SOLE                113,851
ARCH CAP GROUP LTD            ORD            G0450A105    1,809   48,574  SH       SOLE                 48,574
BROWN & BROWN INC             COM            115236101    3,696  155,426  SH       SOLE                155,426
CHUBB CORP                    COM            171232101    4,845   70,100  SH       SOLE                 70,100
CNA FINL CORP                 COM            126117100    5,737  195,613  SH       SOLE                195,613
EVEREST RE GROUP LTD          COM            G3223R108    1,624   17,555  SH       SOLE                 17,555
FIRST ACCEPTANCE CORP         COM            318457108      644  463,521  SH       SOLE                463,521
FLAGSTONE REINSURANCE HOLDIN  COM            L3466T104    2,826  359,138  SH       SOLE                359,138
GALLAGHER ARTHUR J & CO       COM            363576109    4,871  136,283  SH       SOLE                136,283
METLIFE INC                   COM            59156R108    2,887   77,300  SH       SOLE                 77,300
PROGRESSIVE CORP OHIO         COM            743315103    2,782  120,000  SH       SOLE                120,000
REINSURANCE GROUP AMER INC    COM NEW        759351604    3,476   58,456  SH       SOLE                 58,456
RENAISSANCERE HOLDINGS LTD    COM            G7496G103    5,530   73,020  SH       SOLE                 73,020
TRAVELERS COMPANIES INC       COM            89417E109    4,875   82,350  SH       SOLE                 82,350
VALIDUS HOLDINGS LTD          COM SHS        G9319H102    4,224  136,471  SH       SOLE                136,471
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105    2,496   71,358  SH       SOLE                 71,358
XL GROUP PLC                  SHS            G98290102    4,847  223,478  SH       SOLE                223,478

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